Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)	Income tax expense (benefit)

in € m.	2025	2024	2023
Current tax expense (benefit):
Tax expense (benefit) for current year	1,814	1,330	1,284
Adjustments for prior years	(60)	(16)	56
Total current tax expense (benefit)	1,754	1,314	1,340
Deferred tax expense (benefit):
Origination and reversal of temporary differences, unused tax losses and tax credits	696	900	1,158
Effect of changes in tax law and/or tax rate	(235)	23	7
Adjustments for prior years	40	(13)	(1,002)
Total deferred tax expense (benefit)	501	909	163
Total income tax expense (benefit)	2,255	2,223	1,503

Difference between the Expected (Benefit)Tax Expense at Domestic Income Tax Rate and Actual Income Tax Expense (Benefit)	Difference between applying German statutory (domestic) income tax rate and actual income tax expense (benefit)

in € m.	2025	2024	2023
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2024 and 31.3% for 2023)	2,839	2,098	2,490
Foreign rate differential	(346)	(192)	(85)
Tax-exempt gains on securities and other income	(302)	(246)	(319)
Loss (income) on equity method investments	—	(6)	—
Nondeductible expenses	233	520	392
Impairments of goodwill	—	—	55
Changes in recognition and measurement of deferred tax assets[1]	(4)	(59)	(1,238)
Effect of changes in tax law and/or tax rate	(235)	23	7
Effect related to share-based payments	—	(1)	—
Other[1]	70	85	201
Actual income tax expense (benefit)	2,255	2,223	1,503
[1]Current and deferred tax expense (benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets”
and “Other”

Income Tax Charged or Credited to Equity	Income taxes credited or charged to equity (other comprehensive income/additional paid in capital)

in € m.	2025	2024	2023
Actuarial gains (losses) related to defined benefit plans	(145)	(115)	137
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	30	54	18
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains (losses) arising during the period	(169)	113	59
Realized net gains (losses) arising during the period (reclassified to profit or loss)	10	13	1
Derivatives hedging variability of cash flows:
Unrealized net gains (losses) arising during the period	12	73	(132)
Net gains (losses) reclassified to profit or loss	16	(64)	(110)
Other equity movement:
Unrealized net gains (losses) arising during the period	15	141	151
Net gains (losses) reclassified to profit or loss	—	6	—
Income taxes credited (charged) to other comprehensive income	(231)	221	124
Other income taxes credited (charged) to equity	235	104	50

Major Components of Gross Deferred Income Tax Assets and Liabilities	Major components of the Group’s gross deferred tax assets and liabilities

in € m.	Dec 31, 2025	Dec 31, 2024
Deferred tax assets:
Unused tax losses	2,720	3,966
Unused tax credits	326	172
Deductible temporary differences:
Trading activities, including derivatives	3,154	3,634
Employee benefits, including equity settled share based payments	1,814	1,755
Accrued interest expense	1,621	1,477
Loans and borrowings, including allowance for loans	886	846
Leases	806	857
Intangible Assets	46	52
Fair value OCI (IFRS 9)	410	496
Other assets	525	525
Other provisions	177	237
Other liabilities	4	6
Total deferred tax assets pre offsetting	12,489	14,023
Deferred tax liabilities:
Taxable temporary differences:
Trading activities, including derivatives	4,432	4,874
Employee benefits, including equity settled share based payments	515	324
Loans and borrowings, including allowance for loans	465	538
Leases	718	762
Intangible Assets	763	752
Fair value OCI (IFRS 9)	50	45
Other assets	280	270
Other provisions	111	292
Other liabilities	6	38
Total deferred tax liabilities pre offsetting	7,340	7,895

After Offsetting, Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities, after offsetting

in € m.	Dec 31, 2025	Dec 31, 2024
Presented as deferred tax assets	5,743	6,702
Presented as deferred tax liabilities	594	574
Net deferred tax assets	5,149	6,128

Items where no Deferred Tax Assets were Recognized	Items for which no deferred tax assets were recognized

in € m.	Dec 31, 2025¹	Dec 31, 2024¹
Deductible temporary differences	(29)	(39)
Not expiring	(4,934)	(4,945)
Expiring in subsequent period	(20)	(2)
Expiring after subsequent period	(36)	(77)
Unused tax losses	(4,990)	(5,024)
Expiring after subsequent period	—	—
Unused tax credits	(1)	(1)
[1]Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes